                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2005

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY  10036

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter R. Sismondo
Title: Vice President, Controller, Treasurer and Assistant Secretary
Phone: 212-752-1356

Signature, Place, and Date of Signing:

   /s/ Peter R. Sismondo              New York, NY             November 10, 2005
--------------------------------------------------------------------------------
        [Signature]                   [City, State]                 [Date]
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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                     1
Form 13F Information Table Entry Total:               72
Form 13F Information Table Value Total:         $772,443
                                              (thousands)

List of Other Included Managers:

        No.                Form 13F File Number                   Name

        2                                                RSUI Indemnity Company

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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/05

                                                                                              INVESTMENT                   VOTING
             NAME OF ISSUER   TITLE OF         CUSIP      MARKET     SHRS OR    SH/  PUT/    DISCRETION      MANAGER     AUTHORITY
                              CLASS                       VALUE      PRIN AMT   PRN  CALL SOLE  SHRD OTHER            SOLE SHRD NONE
                                                          (X 1000)                         (A)  (B)   (C)             (A)  (B)   (C)

FRESH DEL MONTE PRODUCE INC   ORD              G36738105   2,722     100,000    SH               X              2      X
FRESH DEL MONTE PRODUCE INC   ORD              G36738105   1,361      50,000    SH               X              1      X
MONTPELIER RE HOLDINGS LTD    SHS              G62185106   2,485     100,000    SH               X              1      X
ALEXANDER & BALDWIN INC       COM              014482103   1,065      20,000    SH               X              1      X
AMERICAN EXPRESS CO           COM              025816109   1,436      25,000    SH               X              1      X
AMERICAN INTL GROUP INC       COM              026874107   1,239      20,000    SH               X              1      X
ANADARKO PETE CORP            COM              032511107  35,906     375,000    SH               X              2      X
ANADARKO PETE CORP            COM              032511107  11,969     125,000    SH               X              1      X
APACHE CORP                   COM              037411105  36,670     487,500    SH               X              2      X
APACHE CORP                   COM              037411105  12,223     162,500    SH               X              1      X
APPLERA CORP                  COM AP BIO GRP   038020903   1,162      50,000    SH               X              1      X
APPLIED MATLS INC             COM              038222105     848      50,000    SH               X              1      X
AUTODESK INC                  COM              052769106   1,393      30,000    SH               X              1      X
BANK OF AMERICA CORPORATION   COM              060505104  12,630     300,000    SH               X              2      X
BANK OF AMERICA CORPORATION   COM              060505104   8,420     200,000    SH               X              1      X
BELO CORP                     COM SER A        080555105     800      35,000    SH               X              1      X
BERKSHIRE HATHAWAY INC DEL    CL B             084670207   4,181       1,531    SH               X              1      X
BOEING CO                     COM              097023105   1,019      15,000    SH               X              1      X
BURLINGTON NORTHN SANTA FE C  COM              12189T104 418,600  7 ,000,000    SH         X                    1      X
BURLINGTON RES INC            COM              122014103   1,626      20,000    SH               X              1      X
CATERPILLAR INC DEL           COM              149123101   1,763      30,000    SH               X              1      X
CHEVRON CORP NEW              COM              166764100   6,473     100,000    SH               X              1      X
CHUBB CORP                    COM              171232101   1,343      15,000    SH               X              1      X
CITIGROUP                     COM              172967101   3,186      70,000    SH               X              2      X
CITIGROUP                     COM              172967101   1,366      30,000    SH               X              1      X
COCA COLA CO                  COM              191216100   1,080      25,000    SH               X              1      X
CONOCOPHILLIPS                COM              20825C104   9,088     130,000    SH               X              1      X
COSTCO WHSL CORP NEW          COM              22160K105   1,293      30,000    SH               X              1      X
COUNTRYWIDE FINANCIAL CORP    COM              222372104   3,298     100,000    SH               X              2      X
COUNTRYWIDE FINANCIAL CORP    COM              222372104   1,649      50,000    SH               X              1      X
DEERE & CO                    COM              244199105     918      15,000    SH               X              1      X
DEVON ENERGY CORP NEW         COM              25179M103  38,610     562,500    SH               X              2      X
DEVON ENERGY CORP NEW         COM              25179M103  12,870     187,500    SH               X              1      X
DISNEY WALT CO                COM DISNEY       254687106   1,086      45,000    SH               X              1      X
DISCOVERY HOLDING CO          CL A COM         25468Y107     159      11,000    SH               X              1      X
DOMINION RES INC VA NEW       COM              25746U109   4,135      48,000    SH               X              2      X
DOMINION RES INC VA NEW       COM              25746U109   2,067      24,000    SH               X              1      X
DOW CHEM CO                   COM              260543103     833      20,000    SH               X              1      X
DU PONT EI DE NEMOURS & CO    COM              263534109   1,175      30,000    SH               X              1      X
EXXON MOBIL CORP              COM              30231G102   1,906      30,000    SH               X              1      X
FEDEX CORP                    COM              31428X106   1,307      15,000    SH               X              1      X
GENERAL MTRS CORP             COM              370442105   2,372      77,500    SH               X              2      X
GENERAL MTRS CORP             COM              370442105   2,372      77,500    SH               X              1      X
GUIDANT CORP                  COM              401698105     689      10,000    SH               X              1      X
HARLEY DAVIDSON INC           COM              412822108   5,450     112,500    SH               X              2      X
HARLEY DAVIDSON INC           COM              412822108   1,817      37,500    SH               X              1      X
INTEL CORP                    COM              458140100   1,233      50,000    SH               X              1      X
INTERNATIONAL BUSINESS MACHS  COM              459200101     963      12,000    SH               X              1      X
INTUIT                        COM              461202103     448      10,000    SH               X              1      X
JEFFERSON PILOT CORP          COM              475070108   1,023      20,000    SH               X              1      X
JOHNSON & JOHNSON             COM              478160104   3,164      50,000    SH               X              2      X
JOHNSON & JOHNSON             COM              478160104   3,164      50,000    SH               X              1      X
KERR MCGEE CORP               COM              492386107   9,711     100,000    SH               X              2      X
KERR MCGEE CORP               COM              492386107   4,856      50,000    SH               X              1      X
LAUDER ESTEE COS INC          CL A             518439104     871      25,000    SH               X              1      X
LIBERTY MEDIA CORP NEW        COM SER A        530718105     886     110,000    SH               X              1      X
LILLY ELI & CO                COM              532457108   1,070      20,000    SH               X              1      X
LYONDELL CHEMICAL CO          COM              552078107   3,434     120,000    SH               X              2      X
LYONDELL CHEMICAL CO          COM              552078107   2,290      80,000    SH               X              1      X
MAGNA INTL INC                CL A             559222401   4,989      66,650    SH               X              2      X
MAGNA INTL INC                CL A             559222401   2,497      33,350    SH               X              1      X
MANPOWER INC                  COM              56418H100     888      20,000    SH               X              1      X
MEDTRONIC INC                 COM              585055106   1,609      30,000    SH               X              1      X
MERCK & CO INC                COM              589331107  20,408     750,000    SH               X              1      X
MERCK & CO INC                COM              589331107   6,803     250,000    SH               X              2      X
MICROSOFT CORP                COM              594918104   1,801      70,000    SH               X              1      X
MILLIPORE CORP                COM              601073109   1,887      30,000    SH               X              1      X
NEWS CORP LTD                 SP ADR PFD       652487802   1,091      70,000    SH               X              1      X
NOBLE ENERGY INC              COM              655044105   1,407      30,000    SH               X              1      X
NORDSTROM INC                 COM              655664100   1,373      40,000    SH               X              1      X
NOVARTIS AG                   SPONSORED ADR    66987V109   1,275      25,000    SH               X              1      X
OLD REP INTL CORP             COM              680223104   4,001     150,000    SH               X              1      X
PROCTER & GAMBLE CO           COM              742718109   1,784      30,000    SH               X              1      X
ROHM & HAAS CO                COM              775371107   1,028      25,000    SH               X              1      X
RYDER SYS INC                 COM              783549108     684      20,000    SH               X              1      X
SBC COMMUNICATIONS INC        COM              78387G103   1,199      50,000    SH               X              1      X
SCHLUMBERGER LTD              COM              806857108   1,688      20,000    SH               X              1      X
SIGMA ALDRICH CORP            COM              826552101     961      15,000    SH               X              1      X
SONY CORP                     ADR NEW          835699307     830      25,000    SH               X              1      X
STATE STR CORP                COM              857477103     734      15,000    SH               X              1      X
TEXAS INSTRS INC              COM              882508104     678      20,000    SH               X              1      X
3M CO                         COM              88579Y101   1,467      20,000    SH               X              1      X
UNIVISION COMMUNICATIONS INC  CL A             914906102     531      20,000    SH               X              1      X
WACHOVIA CORP 2ND NEW         COM              929903102     952      20,000    SH               X              1      X
WAL MART STORES INC           COM              931142103   1,753      40,000    SH               X              1      X
WEYERHAUSER CO                COM              962166104   1,375      20,000    SH               X              1      X
WHIRLPOOL CORP                COM              963320106   5,304      70,000    SH               X              2      X
WHIRLPOOL CORP                COM              963320106   2,273      30,000    SH               X              1      X

GRAND TOTAL                                              772,443  13,751,531
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